Financial Risk Factors and Risk Management - Derivatives Designated as Hedging Instruments (Fair Value Hedges) (Details)	Dec. 31, 2022	Dec. 31, 2021
Financial Risk Factors and Risk Management
Fixed-rate financial liabilities (as percent)	52.00%	50.00%